T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 48.8%
T. Rowe Price Funds:
New Income Fund	236,658	25,494	8,192	26,164,486	259,813
Limited Duration Inflation Focused
Bond Fund	173,748	15,095	6,536	36,353,721	188,676
International Bond Fund (USD
Hedged)	78,129	10,420	3,078	8,532,810	87,205
Emerging Markets Bond Fund	56,212	1,907	2,393	5,421,965	60,726
High Yield Fund	49,273	8,117	1,806	8,969,878	57,946
Dynamic Global Bond Fund	52,557	3,980	1,987	5,640,949	55,225
Floating Rate Fund	18,895	963	800	2,094,799	19,482
U. S. Treasury Long-Term Fund	18,423	331	1,114	1,146,812	17,477
Total Bond Mutual Funds (Cost $719,310)					746,550

EQUITY MUTUAL FUNDS 48.2%
T. Rowe Price Funds:
Equity Index 500 Fund	277,414	10,251	115,626	1,900,986	177,172
Growth Stock Fund	52,279	35,836	1,715	1,081,149	101,812
Value Fund	42,877	45,544	663	2,604,085	94,606
International Stock Fund	54,467	673	2,793	3,155,732	59,990
International Value Equity Fund	59,880	466	7,869	4,738,633	59,422
Overseas Stock Fund	57,815	673	6,390	5,515,066	59,287
Emerging Markets Stock Fund	34,374	41	3,817	786,333	36,848
Mid-Cap Growth Fund	30,824	343	1,137	325,348	33,423
Mid-Cap Value Fund	27,166	347	1,195	1,106,053	29,941
New Horizons Fund(2)	22,833	1,012	3,933	282,534	22,608
Small-Cap Stock Fund(2)	18,127	221	1,465	358,057	19,131
Small-Cap Value Fund	16,439	216	743	414,330	17,998
Real Assets Fund	16,612	189	950	1,566,714	17,767
U. S. Large-Cap Core Fund	1,309	4,301	26	220,904	6,338
Emerging Markets Discovery Stock
Fund	314	1,961	17	194,150	2,301
Total Equity Mutual Funds (Cost $622,375)					738,644

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.0%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24% (3)	44,813	52,854	52,185	45,482,212	45,482
Total Short-Term Investments (Cost $45,482)					45,482

Total Investments in Securities 100.0%
(Cost $1,387,167)					$1,530,676

Other Assets Less Liabilities (0.0)%					(491)

Net Assets 100.0%					$1,530,185

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
	Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$29	$675	$330
Emerging Markets Bond Fund	(203)	5,000	702
Emerging Markets Discovery
Stock Fund	1	43	—
Emerging Markets Stock Fund	129	6,250	—
Equity Index 500 Fund	25,559	5,133	1,140
Floating Rate Fund	(31)	424	216
Growth Stock Fund	171	15,412	—
High Yield Fund	(53)	2,362	803
International Bond Fund (USD
Hedged)	49	1,734	413
International Stock Fund	17	7,643	—
International Value Equity Fund	(1,206)	6,945	—
Limited Duration Inflation
Focused Bond Fund	81	6,369	379
Mid-Cap Growth Fund	80	3,393	—
Mid-Cap Value Fund	(132)	3,623	—
New Horizons Fund	1,137	2,696	—
New Income Fund	156	5,853	1,812
Overseas Stock Fund	(546)	7,189	—
Real Assets Fund	(22)	1,916	—
Small-Cap Stock Fund	18	2,248	—
Small-Cap Value Fund	(80)	2,086	—
U. S. Large-Cap Core Fund	1	754	—
U. S. Treasury Long-Term Fund	2	(163)	85
Value Fund	20	6,848	—
U. S. Treasury Money Fund	—	—	37
Totals	$25,177#	$94,433	$5,917+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $5,917 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2015 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.